Reinsurance and Indemnification - Per Occurrence Excess Agreement (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) layer reinstatement	Dec. 31, 2017 USD ($)
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565	$ 8,921
Retention amount for catastrophe reinsurance agreement contracts	500
Catastrophe Reinsurance Layers
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	517
Net income	60
Reinsurance, Incremental Reinstatement Premiums	$ 30
Catastrophe Reinsurance First Five Layers
Reinsurance Retention Policy [Line Items]
Number of layers subject to reinstatement in which catastrophe reinsurance agreement contracts are placed | layer	3
Retention percentage of reinsurance limit	31.70%
Catastrophe Reinsurance Sixth Layer
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	95.00%
Catastrophe Reinsurance Layer, One to Six
Reinsurance Retention Policy [Line Items]
Limit of aggregate losses under aggregate excess agreement	$ 3,070
Catastrophe Reinsurance Eight Layer
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	29.37%
Catastrophe reinsurance aggregate annual loss limit	$ 446
Catastrophe Reinsurance, Six And Eight Layer
Reinsurance Retention Policy [Line Items]
Number of reinstatements each year for each contract | reinstatement	1
Term of catastrophe reinsurance agreement contract	7 years
Catastrophe Reinsurance, Eight And Nine Layer
Reinsurance Retention Policy [Line Items]
Retention percentage of reinsurance limit	100.00%
Limit of aggregate losses under aggregate excess agreement	$ 69
Retention amount for catastrophe reinsurance agreement contracts	2,750
Catastrophe reinsurance aggregate annual loss limit	$ 1,250
Reinsured risk, percentage	5.00%